Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Empower Shares) [BarChart] - Empower Shares - JPMorgan U.S. Government Money Market Fund - Capital		2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	[1]	0.02%	0.01%	0.01%	0.01%	0.02%	0.28%	0.77%	1.72%	2.08%	0.37%

[1]	The performance of Empower Shares would be substantially similar to the performance of Capital Shares because the Fund is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.